Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2019
Core technology [Member]
Intangible assets amortized over their estimated useful lives	10 years 9 months
Customer relationships [Member]
Intangible assets amortized over their estimated useful lives	5 years 9 months